Business and Presentation (Details 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate, Minimum	0.10%	0.40%
Risk free rate, Maximum	1.70%	1.40%
Weighted average expected years until exercise	6 years 3 months 18 days	5 years 10 months 24 days
Expected stock volatility, Minimum	118.00%	96.00%
Expected stock volatility, Maximum	127.00%	135.00%
Dividend yield	0.00%	0.00%